Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

7.    CASH AND CASH EQUIVALENTS

a)	The detail of cash and cash equivalents as of December 31, 2019 and 2018, is as follows:

	as of December 31,
	12-31-2019	12-31-2018
Cash and cash equivalents	ThCh$	ThCh$
Cash balances	—	7,372
Bank balances	9,382,509	25,684,852
Time deposits	4,105,075	5,778,935
Other fixed-income instruments	—	120,518,746
Total	13,487,584	151,989,905

Time deposits included in cash and cash equivalents represent interest-bearing time deposits with original maturity of less or equal to 90 days. Other fixed-income investments are mainly comprised of repurchase agreements with original maturities of less than or equal to 90 days. There are no restrictions of significant amounts of cash availability.

b)	The detail of cash and cash equivalents by currency is as follows:

		as of December 31,
		12-31-2019	12-31-2018
Detail of Cash and cash equivalents	Currency	ThCh$	ThCh$
Amount of cash and cash equivalents	Chilean peso	679,471	137,208,062
Amount of cash and cash equivalents	Argentine peso	7,096,519	6,057,793
Amount of cash and cash equivalents	U.S. dollar	5,191,174	8,670,454
Amount of cash and cash equivalents	Euros	520,420	53,596
Total	Total	13,487,584	151,989,905

c)	The detail of the sale of interests in associated companies for the years ended December 31, 2019, 2018 and 2017 is as follows.:

	12-31-2019	12-31-2018	31-12-2017
Loss of significant influence in Associate	ThCh$	ThCh$	ThCh$
Amounts received for the sale of Associates. (See Note 5)	—	—	115,582,806
Total	—	—	115,582,806

(*)See Note 5

d)	Reconciliation of liabilities arising from financing activities:

		Financing Cash Flows				Changes that do not represent cash flows
	Balance as of					Changes in fair	Foreign exchange		New financial		Balance as of
	01-01-2019	Coming	Used	Interest paid	Total	value	differences	Financial costs	Leases	Other changes	12-31-2019
Liabilities arising from financing activities	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans	4	—	—	(46,134)	(46,134)	—	—	46,134	—	—	4
Unsecured obligations (*)	826,494,248	—	(31,300,902)	(44,927,734)	(76,228,636)	—	46,711,727	47,184,107	—	—	844,161,446
Finance leases (**)	14,476,450	—	(2,350,680)	(641,557)	(2,992,237)	—	1,023,312	642,158	1,160,141	—	14,309,824
Financial derivatives for hedging	45,655,586	—	(33,131,632)	(5,805,822)	(38,937,454)	34,142,298	(31,728,826)	398,636	—	—	9,530,240
Loans to related parties	2,376,570	2,187,473	(2,018,232)	(1,012,443)	(843,202)	—	—	374,235	—	(1,907,603)	—
Other obligations	—	—	(569,549)	—	(569,549)	—	—	569,549	—	—	—
Total	889,002,858	2,187,473	(69,370,995)	(52,433,690)	(119,617,212)	34,142,298	16,006,213	49,214,819	1,160,141	(1,907,603)	868,001,514

		Financing Cash Flows				Changes that do not represent cash flows
	Balance as of					Changes in fair	Foreign exchange		New financial		Balance as of
	01-01-2018	Coming	Used	Interest paid	Total	value	differences	Financial costs	Leases	Other changes	12-31-2018
Liabilities arising from financing activities	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans	109	—	—	(22,681)	(22,681)	—	—	22,576	—	—	4
Unsecured obligations (*)	763,579,585	—	(5,654,112)	(42,860,557)	(48,514,669)	—	66,096,234	45,333,098	—	—	826,494,248
Finance leases (**)	14,608,915	—	(1,889,685)	(739,070)	(2,628,755)	—	1,757,220	739,070	—	—	14,476,450
Financial derivatives for hedging	(29,478,643)	—	—	(3,496,889)	(3,496,889)	48,389,489	34,349,104	3,569,025	—	(7,676,500)	45,655,586
Loans to related parties	985	69,204,437	(66,540,959)	(76,123)	2,587,355	—	—	543,601	—	(755,371)	2,376,570
Other obligations		—	(478,035)	—	(478,035)	—	—	478,035	—	—	—
Total	748,710,951	69,204,437	(74,562,791)	(47,195,320)	(52,553,674)	48,389,489	102,202,558	50,685,405	—	(8,431,871)	889,002,858

		Financing Cash Flows				Changes that do not represent cash flows
	Balance as of					Changes in fair	Foreign exchange		New financial		Balance as of
	01-01-2017	Coming	Used	Interest paid	Total	value	differences	Financial costs	Leases	Other changes	12-31-2018
Liabilities arising from financing activities	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans	4,172	—	(4,156)	(169)	(4,325)	—	—	262	—	—	109
Unsecured obligations	802,306,161	—	(5,530,327)	(43,514,578)	(49,044,905)	—	(33,226,098)	43,544,427	—	—	763,579,585
Finance leases	17,749,647	—	(2,592,235)	—	(2,592,235)	—	(1,359,668)	811,171	—	—	14,608,915
Financial derivatives for hedging	23,640,893	—	(3,543,400)	—	(3,543,400)	(25,059,561)	(23,488,915)	3,473,938	—	(4,501,598)	(29,478,643)
Loans to related parties	39,211	31,680,253	(31,680,253)	(805,551)	(805,551)	—	—	767,325	—	—	985
Other obligations	—	—	(1,305,388)	—	(1,305,388)	—	—	1,305,388	—	—	—
Total	843,740,084	31,680,253	(44,655,759)	(44,320,298)	(57,295,804)	(25,059,561)	(58,074,681)	49,902,511	—	(4,501,598)	748,710,951

(*) See Note 19.1

(**) See Note 19.3